Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of DCN/DCD and derivative instruments measured and recorded at fair value

	As of December 31,
Significant Other Observable Inputs (Level 2)	2023	2024
	RMB	RMB
Short-term investments
DCN/DCD and interest rate swap	299,106	—
Wealth management products	3,279,813	3,533,370
Long-term investments
Wealth management products	69,629	—
Derivative assets recorded within other current assets
Foreign exchange option contracts	—	1,831
Foreign exchange forward contracts	—	43,192
Derivative liabilities recorded within other current liabilities
Foreign exchange option contracts	44,521	—
Foreign exchange forward contracts	13,967	—

Schedule of estimated useful lives for property and equipment

Leasehold improvements	Lesser of lease term or estimated useful life of 3 years
Furniture, office and electric equipment	3 to 5 years
Machinery and equipment	10 years
Vehicles	5-10 years
Buildings	20 years

Schedule of disaggregation of revenue

	Year Ended December 31,
	2022		2023		2024
	RMB	%	RMB	%	RMB	US$	%

Express delivery services	32,575,698	92.1	35,488,060	92.4	40,953,034	5,610,543	92.5
Freight forwarding services	1,212,677	3.4	906,802	2.4	885,410	121,301	2.0
Sale of accessories	1,384,674	3.9	1,876,624	4.9	2,300,392	315,152	5.2
Others	203,947	0.6	147,429	0.3	141,884	19,438	0.3
Total revenues	35,376,996	100.0	38,418,915	100.0	44,280,720	6,066,434	100.0

ZTO Express and its subsidiaries (the "VIE")
Schedule of financial statements after elimination of intercompany balances and transactions

	As of December 31,
	2023	2024
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	2,808,795	2,275,851
Restricted cash	117,324	15,337
Accounts receivable, net	359,207	1,310,556
Financing receivables, net	955,424	1,017,044
Short-term investment	548,273	1,298,995
Inventories	20,405	22,599
Advances to suppliers	82,252	172,859
Prepayments and other current assets	2,109,425	2,216,397
Amounts due from related parties (1)	10,579,479	13,209,626
Total current assets	17,580,584	21,539,264
Investments in equity investees	252,265	63,216
Property and equipment, net	5,928,466	5,199,152
Land use rights, net	1,234,585	1,261,660
Operating lease right-of-use assets	635,647	498,461
Goodwill	4,157,111	4,157,111
Deferred tax assets	300,761	415,002
Long-term investment	500,000	1,013,000
Long-term financing receivables, net	891,191	713,192
Other non-current assets	134,678	153,013
TOTAL ASSETS	31,615,288	35,013,071
Liabilities
Current liabilities:
Short-term bank borrowings	7,365,990	9,493,958
Accounts payable	1,892,652	1,807,676
Advances from customers	1,709,101	1,518,925
Income tax payable	198,294	418,358
Amounts due to related parties	197,021	167,668
Operating lease liabilities, current	181,275	153,477
Other current liabilities	4,430,580	2,679,929
Total current liabilities	15,974,913	16,239,991
Non-current operating lease liabilities	424,311	338,499
Deferred tax liabilities	81,971	82,618
TOTAL LIABILITIES	16,481,195	16,661,108
(1)	Included amounts due from other consolidated subsidiaries of RMB10,556,052 and RMB13,183,246 as of December 31, 2023 and 2024, respectively.

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Total revenue	31,981,790	31,276,014	37,386,476
Net income (1)	2,453,641	2,003,952	3,177,733
Net cash provided by (used in) operating activities (2)	805,413	(1,261,654)	(1,083,262)
Net cash used in investing activities	(1,521,688)	(536,180)	(1,279,070)
Net cash provided by financing activities	2,537,808	1,971,478	1,727,401
Net (decrease) increase in cash and cash equivalents	1,821,533	173,644	(634,931)
Cash and cash equivalents and restricted cash at beginning of year	930,942	2,752,475	2,926,119
Cash and cash equivalents and restricted cash at end of year	2,752,475	2,926,119	2,291,188
(1)	Included inter-company transportation fees, service fees and rental fees charged by other consolidated subsidiaries of RMB14,587,084, RMB13,984,286 and RMB16,150,224 for the years ended December 31, 2022, 2023 and 2024, respectively.
(2)	Included inter-company operating cash outflow of RMB20,739,098, RMB17,985,836 and RMB18,777,418 to other consolidated subsidiaries for the years ended December 31, 2022, 2023 and 2024, respectively.